Long-Term Trade And Unbilled Receivables	12 Months Ended
Dec. 31, 2018
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Long-Term Trade And Unbilled Receivables	LONG-TERM TRADE AND UNBILLED RECEIVABLES AND CONTRACT ASSETS

The following table presents the components of long-term trade and unbilled receivables and contract assets as of December 31, 2018 and 2017.

	December 31,
	2018	2017
Trade and unbilled receivables	$112,955	$63,833
Contract assets (*)	184,190	231,563
	$297,145	$295,396

The majority of the long-term contract assets are expected to be billed and collected during the years 2020 - 2026. Long-term trade receivables and contract assets are mainly related to contracts with the IMOD.

Contract assets (*) - See Note 3.